Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consist of the following at:

(Dollars in thousands)	December 31, 2023	December 31, 2022

Salaries, wages and related expenses	$423	$178
Liability to shareholders for previous acquisition	363	363
Legal, audit, tax and professional fees	448	214
Sales tax accrual	575	-
Real estate taxes accrual	1,166	-
Hosting and utility fees	383	626
Interest payable	936	477
Dividend payable	7	243
Construction fees	-	590
Membership distribution accrual	517	-
Other	88	30
Total	$4,906	$2,721